Bedford Shares Prospectus | RBB MONEY MARKET PORTFOLIO | BEDFORD
RBB MONEY MARKET PORTFOLIO
Investment Goal
The Money Market Portfolio (the "Portfolio") of The RBB Fund, Inc. (the "Company") seeks to generate current income, to provide you with liquidity and to protect your investment.
Expenses and Fees
This table describes the fees and expenses that you may pay if you buy and hold Bedford Shares of the Portfolio.
Annual Portfolio Operating Expenses (Expenses that you pay each year as a percentage of your investment)
Annual Fund Operating Expenses		Bedford Shares Prospectus RBB MONEY MARKET PORTFOLIO BEDFORD
Management Fees	[1]	0.41%
Distribution and Service (12b-1) Fees		0.65%
Other Expenses		0.09%
Total Annual Portfolio Operating Expenses		1.15%
Less Fee Waivers and Expense Reimbursements		(0.25%)
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements		0.90%
[1]	Management fees include investment advisory and administration fees. The Adviser has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit the Portfolio's Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expenses, Interest Expenses, Acquired Fund Fees and Expenses, Distribution and Service (12b-1) Fees and certain other Portfolio expenses) to 0.25%. Because Distribution and Service (12b-1) fees and certain other Portfolio expenses are excluded from the contractual limitation, net Total Annual Portfolio Operating Expenses are expected to exceed the contractual limitation. This contractual limitation is in effect until December 31, 2014 and may not be terminated without the approval of the Company's Board of Directors. The Adviser may terminate this arrangement at any time after December 31, 2014.

Example:

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Bedford Shares Prospectus RBB MONEY MARKET PORTFOLIO BEDFORD	92	341	609	1,375

Summary of Principal Investment Strategies

The Portfolio invests in a diversified investment portfolio of short term, high quality, U.S. dollar-denominated instruments, including government, bank, commercial and other obligations.

Specifically, the Portfolio may invest in:

•  U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets of more than $1 billion (including obligations of foreign branches of such banks).

•  High quality commercial paper and other obligations issued or guaranteed (or otherwise supported) by U.S. and foreign corporations and other issuers rated (at the time of purchase) A-2 or higher by Standard and Poor's®, Prime-2 or higher by Moody's Investor's Service, Inc. or F-2 or higher by Fitch, Inc., as well as high quality corporate bonds rated AA (or Aa) or higher at the time of purchase by those rating agencies. These ratings must be provided by at least two rating agencies, or by the only rating agency providing a rating.

•  Unrated notes, paper and other instruments that are determined by the Adviser to be of comparable quality to the instruments described above.

•  Asset-backed securities (including interests in pools of assets such as mortgages, installment purchase obligations and credit card receivables).

•  Securities issued or guaranteed by the U.S. government or by its agencies or authorities.

•  Dollar-denominated securities issued or guaranteed by foreign governments or their political subdivisions, agencies or authorities.

•  Securities issued or guaranteed by state or local governmental bodies.

•  Repurchase agreements relating to the above instruments.

The Portfolio seeks to maintain a net asset value of $1.00 per share. At least 25% of the Portfolio's total assets will be invested in banking obligations.

Principal Risks

•  The value of money market investments tends to fall when current interest rates rise. Money market investments are generally less sensitive to interest rate changes than longer-term securities.

•  The Portfolio's investment securities may not earn as high a level of income as longer-term or lower quality securities, which generally have greater risk and more fluctuation in value.

•  The Portfolio's concentration of its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and cannot repay their loans.

•  The obligations of foreign banks and other foreign issuers may involve certain risks in addition to those of domestic issuers, including higher transaction costs, less complete financial information, political and economic instability, less stringent regulatory requirements and less market liquidity.

•  Unrated notes, paper and other instruments may be subject to the risk that an issuer may default on its obligation to pay interest and repay principal.

•  The obligations issued or guaranteed by state or local governmental bodies may be issued by entities in the same state and may have interest which is paid from revenues of similar projects. As a result, changes in economic, business or political conditions relating to a particular state or types of projects may impact the Portfolio.

•  Treasury obligations differ only in their interest rates, maturities and time of issuance. These differences could result in fluctuations in the value of such securities depending upon the market. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit. The U.S. government gives no assurances that it will provide financial support to its agencies and authorities if it is not obligated by law to do so. Default in these issuers could negatively impact the Portfolio.

•  In September 2008, the U.S. Treasury Department and the Federal Housing Finance Agency ("FHFA") announced that Fannie Mae and Freddie Mac would be placed in conservatorship under the FHFA. On June 16, 2010, FHFA ordered Fannie Mae's and Freddie Mac's stock de-listed from the New York Stock Exchange after the price of common stock in Fannie Mae fell below the New York Stock Exchange's minimum average closing price of $1 for more than 30 days. The long-term effect that this conservatorship will have on Fannie Mae and Freddie Mac's debt and equity and on securities guaranteed by Fannie Mae and Freddie Mac is remains unclear.

•  The Portfolio's investment in asset-backed securities may be negatively impacted by interest rate fluctuations or when an issuer pays principal on an obligation held by the Portfolio earlier or later than expected. These events may affect their value and the return on your investment.

•  The Portfolio could lose money if a seller under a repurchase agreement defaults or declares bankruptcy.

•  The Portfolio may purchase variable and floating rate instruments. Like all debt instruments, their value is dependent on the credit paying ability of the issuer. If the issuer were unable to make interest payments or default, the value of the securities would decline. The absence of an active market for these securities could make it difficult to dispose of them if the issuer defaults.

Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. When you invest in the Portfolio you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Performance Information

The chart and table below illustrate the variability of the Portfolio's long-term performance for Bedford Shares. The information shows you how the Portfolio's performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The chart and the table both assume reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Portfolio's performance would be reduced. Effective May 28, 2010, Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act") was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.

Total Returns for the Calendar Years Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	1.26%	(quarter ended September 30, 2006)
Worst Quarter:	0.00%	(quarter ended March 31, 2010)

Year-to-date total return for the nine months ended September 30, 2013:  0.01%

Average Annual Total Returns for the Years Ended December 31, 2012

The table below shows the Portfolio's average annual total returns for the past calendar year, the past five calendar years and the past ten calendar years. Past performance (before and after taxes) is not necessarily an indicator of how the Fund will perform in the future.

Average Annual Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Bedford Shares Prospectus RBB MONEY MARKET PORTFOLIO BEDFORD	0.02%	0.49%	1.44%

Current Yield: The seven-day yield for the period ended December 31, 2012 for the Portfolio was 0.003%. You may call (800) 888-9723 to obtain the current seven-day yield of the Portfolio.